Events After the Reporting Period - Narrative (Details) € in Millions, R$ in Millions, $ in Millions										1 Months Ended	12 Months Ended
	Feb. 08, 2022 BRL (R$)	Feb. 01, 2022 EUR (€)	Jan. 26, 2022 EUR (€)	Jan. 13, 2022 EUR (€)	Jan. 13, 2022 USD ($)	Jan. 12, 2022 EUR (€)	Jan. 12, 2022 USD ($)	Oct. 14, 2021 EUR (€)	Oct. 14, 2021 USD ($)	Jan. 31, 2022	Dec. 31, 2021 EUR (€)	Jan. 11, 2022	Mar. 15, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Entity Information [Line Items]
Contractual limit amount											€ 84,794.0			€ 109,267.0
Telefonica, S.A. | Syndicated loan due March 15, 2026
Entity Information [Line Items]
Contractual limit amount											€ 5,500.0		€ 5,500.0
Telefónica Centroamérica Inversiones ,S.L. | Telefonica, S.A.
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)								60.00%	60.00%
Telefónica Centroamérica Inversiones ,S.L. | Corporacion Multi Inversiones, SA
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)								40.00%	40.00%
Pontel Participaciones, S.L. Holding company | Telefonica, S.A.
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)										83.35%
Pontel Participaciones, S.L. Holding company | Pontegadea Inversiones, S.L.
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)										16.65%
Facility Agreement | Telefonica, S.A. | Syndicated loan due March 15, 2026
Entity Information [Line Items]
Contractual limit amount				€ 5,500.0
Facility Agreement | Telefonica, S.A. | Syndicated loan due March 15, 2026 | Revolving Credit Facility
Entity Information [Line Items]
Contractual limit amount				€ 5,500.0
Debt instrument, term				5 years	5 years
Borrowings, maturity				7 years	7 years
Disposal of major subsidiary | Telefónica Centroamérica Inversiones ,S.L. | Telefonica, S.A.
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)				60.00%	60.00%
Disposal of major subsidiary | Telefónica Centroamérica Inversiones ,S.L. | Corporacion Multi Inversiones, SA
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)				40.00%	40.00%
Early Repayment Of Debt | Colombia Telecomunicaciones S.A. E.S.P. | Bilateral Loan Due 2023
Entity Information [Line Items]
Repayment of debt			€ 132.0
Acquisition Of Share Capital | Pontel Participaciones, S.L. Holding company | Telefonica, S.A.
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)		70.00%
Acquisition Of Share Capital | Pontel Participaciones, S.L. Holding company | Pontegadea Inversiones, S.L.
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)		30.00%
Acquisition Of Share Capital | Telxius Telecom, S.A. | Telefonica, S.A.
Entity Information [Line Items]
Proportion of indirect participation (as a percent)		70.00%									50.01%
Acquisition Of Share Capital | Telxius Telecom, S.A. | Pontegadea Inversiones, S.L.
Entity Information [Line Items]
Proportion of indirect participation (as a percent)		30.00%									9.99%
Acquisition Of Share Capital | Telxius Telecom, S.A. | Pontel Participaciones, S.L. Holding company
Entity Information [Line Items]
Proportion of voting rights held in subsidiary (as a percent)											60.00%
Redemption of notes | Telefonica Brasil S.A. | Bond issued February 8, 2017
Entity Information [Line Items]
Payments to redeem notes | R$	R$ 1,000
KKR Alameda Aggregator L.P. | Colombia Telecomunicaciones S.A. E.S.P.
Entity Information [Line Items]
Percentage of voting equity interests acquired												40.00%
KKR Alameda Aggregator L.P. | Major business combination | Alamo HoldCo S.L. | Telefonica Colombia
Entity Information [Line Items]
Consideration received						€ 165.0	$ 187
Proportion of share capital acquired (as a percent)						40.00%	40.00%
General International Telecom El Salvador, S.A. De C.V. | Telefónica El Salvador | Telefónica Centroamérica Inversiones ,S.L.
Entity Information [Line Items]
Consideration received								€ 125.0	$ 144
Proportion of voting equity transferred (as a percent)								99.30%	99.30%
General International Telecom El Salvador, S.A. De C.V. | Disposal of major subsidiary | Telefónica El Salvador | Telefónica Centroamérica Inversiones ,S.L.
Entity Information [Line Items]
Consideration received				€ 121.0	$ 139
Proportion of voting equity transferred (as a percent)				99.30%
Taurus Bidco S.A.R.L. | Acquisition Of Share Capital | Telxius Telecom, S.A. | Pontel Participaciones, S.L. Holding company
Entity Information [Line Items]
Consideration received		€ (215.7)
Percentage of voting equity interests acquired		40.00%